Trade and Other Receivables - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of trade and other receivables [line items]
Trade receivables payment terms	60 days
Outstanding bills receivable discounted with banks by retaining recourse obligation	$ 190,200	¥ 1,272,400,000	¥ 1,505,800,000
Outstanding bills receivable endorsed to suppliers with recourse obligation	243,300	1,627,500,000	1,316,100,000
Gross trade receivables	65,557	438,586,000	255,879,000
Unsecured loans [member]
Disclosure of trade and other receivables [line items]
Non-trade receivable due from joint ventures	$ 7,500	¥ 50,000,000	0
Unsecured interest rate	4.35%	4.35%
Dongfeng companies [member]
Disclosure of trade and other receivables [line items]
Gross trade receivables	$ 8,100	¥ 54,100,000	¥ 24,600,000
Top of range [member]
Disclosure of trade and other receivables [line items]
Bills receivables discounted maturity period	12 months